Commitments and Credit Risk (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of line of credit facilities
Total	$ 87,097	$ 80,859
Loan commitments and unused lines of credit [Member]
Schedule of line of credit facilities
Total	81,399	75,272
Standby letters of credit [Member]
Schedule of line of credit facilities
Total	$ 5,698	$ 5,587